PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 118,068	$ 42,591	$ 99,693	$ 69,655